TAXES ON INCOME (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

As of March 31,
2022
Unaudited
Composition of deferred tax assets:
Net operating loss carry-forward	$6,747
Research and development credits	-
Allowance for Bad Debt
Others	-
Net deferred tax asset before deferred tax liabilities and valuation allowance	6,747

Composition of deferred tax liabilities:
Intangible assets upon acquisition of subsidiary	284
Depreciation costs	197
Net deferred tax asset before valuation allowance	6,266

Valuation allowance	(6,550)
Net deferred tax liability	(284)

	As of December 31
Composition of deferred tax assets:	2021	2020
Net operating loss carry-forward	$6,141	$2,568
Research and development credits	1,879	99
Deferred revenues	-	177
Allowance for Bad Debt	583	-
Others	439	75
Net deferred tax asset before deferred tax liabilities and valuation allowance	9,042	2,919

Composition of deferred tax liabilities:
Intangible assets upon acquisition of subsidiary	315	-
Prepaids	-	88
Depreciation costs	477	407
Net deferred tax asset before valuation allowance	8,250	2,424

Valuation allowance	(8,565)	(2,424)
Net deferred tax assets	$(315)	$-

SCHEDULE OF RECONCILE THE STATUTORY INCOME TAX RATE TO EFFECTIVE INCOME TAX RATE

Three months ended March 31,
2022
Unaudited

Tax rate	23%

Tax expense (benefit) at statutory rate	$(1,579)
Tax rate differential	25
Permanent differences with respect to stock-based compensation	359
Permanent differences with respect to derivative warrants liabilities, bifurcated conversion feature and convertible loans	613
Others
Loss carryforwards and others	582
Income tax expense (benefit)	$-

	Year Ended December 31,
	2021	2020

Tax rate	23%	23%

Tax expense (benefit) at statutory rate	$(9,962)	$(7,071)
Tax rate differential	81	45
Permanent differences with respect to stock-based compensation	273	595
Permanent differences with respect to derivative warrants liabilities, bifurcated conversion feature and convertible loans	6,851	2,813
Permanent differences with respect to call option to acquire potential acquiree	-	732
Change in temporary differences	941	1,999
Others	-	-
Recognition of deferred tax liability related to acquired asset (IPR&D)	-	(2,168)
Loss carryforwards and others	1,816	887
Income tax expense (benefit)	-	-